Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Revenue by geographic areas
The following tables provide information by geographic area:

In millions	Year ended December 31,	2019	2018	2017

Revenues
Canada		$10,167	$9,610	$8,794
U.S.		4,750	4,711	4,247
Total revenues		$14,917	$14,321	$13,041

Net income by geographic areas

Net income
Canada	$3,131	$3,163	$2,857
U.S.	1,085	1,165	2,627
Total net income	$4,216	$4,328	$5,484

Long-lived assets by geographic areas

In millions	December 31,	2019	2018

Properties
Canada		$21,482	$19,737
U.S.		18,187	18,036
Total properties		$39,669	$37,773